Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

29. Subsequent Events

On January 17, 2023, GasLog Hellas-2 Special Maritime Enterprise, the vessel-owning entity of the GasLog Athens, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, with the transaction expected to be completed upon redelivery of the vessel from its current charterer.

On January 24, 2023, the board of directors extended to GasLog Partners an unsolicited non-binding proposal to acquire all of the outstanding common units representing limited partner interests of the Partnership not already beneficially owned by GasLog, at an aggregate purchase price of $7.70 per common unit in cash, consisting in part of a special distribution by the Partnership of $2.33 per common unit in cash to be distributed to the Partnership’s unitholders immediately prior to the closing of the proposed transaction and the remainder to be paid by GasLog as merger consideration at the closing of the proposed transaction. The Partnership’s board of directors has authorized its conflicts committee, consisting only of non-GasLog affiliated directors, to review, evaluate, negotiate and accept or reject the proposed transaction. GasLog’s proposal is non-binding and is subject to the negotiation and execution of mutually acceptable definitive documentation.

On February 7, 2023, GasLog prepaid an amount of $77,899 with respect to the associated debt of the GasLog Chelsea pursuant to the commencement of the conversion of the vessel to an FSRU, using the additional proceeds of $92,780 received from Gastrade at the same date. GasLog has agreed to sell the vessel following its conversion to an FSRU.

On February 22, 2023, the board of directors declared a quarterly cash dividend of $0.15 per common share paid on February 24, 2023 to shareholders of record as of February 23, 2023.

On March 1, 2023, the board of directors declared a dividend on the Series A Preference Shares of $0.546875 per share, payable on April 3, 2023, to holders of record as of March 31, 2023.